Related Party Transactions (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		39 Months Ended	48 Months Ended
	Dec. 31, 2012	Sep. 01, 2011	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Mar. 31, 2014
Line of credit issued to related party		$ 1,000,000
Line of credit facility, amount outstanding			0		832,454	0		163,829		163,829	0
Line of credit facility accrued interest			0		31,547	0		3,341		3,341	0
Line Of Credit Facility, Interest Rate Description						The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at March 31, 2014) plus 5%		The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%
Line of credit facility, interest rate at period end			8.25%			8.25%		8.25%		8.25%	8.25%
Line of credit facility, interest rate during period	5.00%
Line of credit facility, description						The line of credit matured on August 31, 2012 and the Company has no further obligations to fund the credit line		The line of credit is for a period of one year and matured on August 31, 2012.
Consulting expenses			172,530	266,164	55,000	334,205	445,389	598,995	155,000
Professional fees			228,308	198,368	28,657	470,926	486,747	620,162	96,954	802,943	1,273,869
Related party expenses			1,122,839			1,122,839		807,001	145,200	807,001	1,122,839
Due from related parties			0			0		183,346		183,346	0
Write off balances due from related party						163,829
Interest income, related party						13,553
Financing Fees					35,000				75,000
Board of Directors Chairman
Due from related parties			164,398			164,398					164,398
Related Parties
Professional fees			$ 0	$ 25,500	$ 117,500	$ 51,000	$ 109,500	$ 135,000